UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number        811-22884

                    The Gabelli Global Small and Mid Cap Value Trust

(Exact name of registrant as specified in charter)

One Corporate Center

                         Rye, New York 10580-1422

(Address of principal executive offices) (Zip code)

Bruce N. Alpert

Gabelli Funds, LLC

One Corporate Center

                Rye, New York 10580-1422

(Name and address of agent for service)

Registrant’s telephone number, including area code: 1-800-422-3554

Date of fiscal year end: December 31

Date of reporting period: September 30, 2018

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Schedule of Investments.

The Schedule(s) of Investments is attached herewith.

The Gabelli Global Small and Mid Cap Value Trust

Third Quarter Report — September 30, 2018

(Y)our Portfolio Management Team

Mario J. Gabelli, CFA Chief Investment Officer	Christopher J. Marangi Co-Chief Investment Officer BA, Williams College MBA, Columbia Business School	Kevin V. Dreyer Co-Chief Investment Officer BSE, University of Pennsylvania MBA, Columbia Business School	Jeffrey J. Jonas, CFA Portfolio Manager BS, Boston College

To Our Shareholders,

For the quarter ended September 30, 2018, the net asset value (NAV) total return of The Gabelli Global Small and Mid Cap Value Trust (the Fund) was 2.2%, compared with a total return of 2.3% for the Morgan Stanley Capital International (MSCI) World SMID Cap Index. The total return for the Fund’s publicly traded shares was 0.7%. The Fund’s NAV per share was $14.71, while the price of the publicly traded shares closed at $12.20 on the New York Stock Exchange (NYSE). See below for additional performance information.

Enclosed is the schedule of investments as of September 30, 2018.

Comparative Results

	Average Annual Returns through September 30, 2018 (a) (Unaudited)			Since
				Inception
	Quarter	1 Year	3 Year	(06/23/14)
Gabelli Global Small and Mid Cap Value Trust
NAV Total Return (b)	2.22%	3.90%	10.83%	6.80%
Investment Total Return (c)	0.66	(3.90)	8.84	1.50
MSCI World SMID Cap Index	2.27	9.54	13.58	7.43(d)

(a)  Returns represent past performance and do not guarantee future results. Investment returns and the principal value of an investment will fluctuate. The Fund’s use of leverage may magnify the volatility of net asset value changes versus funds that don’t employ leverage. When shares are sold, they may be worth more or less than their original cost. Current performance may be lower or higher than the performance data presented. Visit www.gabelli.com for performance information as of the most recent month end. Performance returns for periods of less than one year are not annualized. Investors should carefully consider the investment objectives, risks, charges, and expenses of the Fund before investing. The MSCI World SMID Cap Index captures mid and small cap representation across 23 developed markets. Dividends are considered reinvested. You cannot invest directly in an index.

(b)  Total returns and average annual returns reflect changes in the NAV per share, reinvestment of distributions at NAV on the ex-dividend date, and adjustments for rights offerings, and are net of expenses. Since inception return is based on an initial NAV of $12.00.

(c)   Total returns and average annual returns reflect changes in closing market values on the NYSE, reinvestment of distributions, and adjustments for rights offerings. Since inception return is based on an initial offering price of $12.00.

(d) From June 30, 2014, the date closest to the Fund’s inception for which data are available.

The Gabelli Global Small and Mid Cap Value Trust

Schedule of Investments — September 30, 2018 (Unaudited)

Shares		Market Value
	COMMON STOCKS — 84.4%
	Aerospace — 1.8%
12,500	Aerojet Rocketdyne Holdings Inc.†	$424,875
128,000	BBA Aviation plc	501,509
16,500	Kaman Corp.	1,101,870
100,000	Rolls-Royce Holdings plc	1,286,984

		3,315,238

	Automotive — 1.9%
4,300	Ferrari NV	588,713
72,000	Navistar International Corp.†	2,772,000

		3,360,713

	Automotive: Parts and Accessories — 2.2%
382	Adient plc	15,016
49,000	Brembo SpA	641,735
92,500	Dana Inc.	1,726,975
50,000	Federal-Mogul Holdings Corp.†(a)	500,000
4,000	Linamar Corp.	184,291
16,000	Modine Manufacturing Co.†	238,400
28,000	Uni-Select Inc.	476,693
2,500	Visteon Corp.†	232,250

		4,015,360

	Aviation: Parts and Services — 1.1%
1,189	AAR Corp.	56,941
5,000	Arconic Inc.	110,050
1,000	Curtiss-Wright Corp.	137,420
18,000	KLX Inc.†	1,130,040
3,500	Rockwell Collins Inc.	491,645

		1,926,096

	Broadcasting — 1.4%
8,000	Beasley Broadcast Group Inc., Cl. A	55,200
83,000	Corus Entertainment Inc., Cl. B	269,245
9,000	Discovery Inc., Cl. A†	288,000
6,000	Entravision Communications Corp., Cl. A	29,400
38,000	Grupo Televisa SAB, ADR	674,120
255,000	ITV plc	524,644
500	Liberty Broadband Corp., Cl. A†	42,165
1,603	Liberty Broadband Corp., Cl. C†	135,133
2,000	Liberty Media Corp.- Liberty SiriusXM, Cl. A†	86,880
12,000	Sinclair Broadcast Group Inc., Cl. A	340,200
25,000	Sirius XM Holdings Inc.	158,000

		2,602,987

	Building and Construction — 3.7%
12,400	Armstrong Flooring Inc.†	224,440
500	Bouygues SA	21,613
20,000	GCP Applied Technologies Inc.†	531,000
11,000	IES Holdings Inc.†	214,500
11,730	Johnson Controls International plc	410,550

Shares		Market Value
123,000	USG Corp.†	$5,327,130

		6,729,233

	Business Services — 3.6%
3,000	Aramark	129,060
4,000	Ascent Capital Group Inc., Cl. A†	7,080
3,000	Core-Mark Holding Co. Inc.	101,880
100,000	Diebold Nixdorf Inc.	450,000
10,000	Donnelley Financial Solutions, Inc.†	179,200
15,000	Fly Leasing Ltd., ADR†	211,500
37,500	Herc Holdings Inc.†	1,920,000
32,808	JCDecaux SA	1,199,889
13,000	Loomis AB, Cl. B	418,638
25,200	Macquarie Infrastructure Corp.	1,162,476
4,000	Ströeer SE & Co KGaA	228,680
2,500	The Brink’s Co.	174,375
12,000	The Interpublic Group of Companies Inc.	274,440

		6,457,218

	Cable and Satellite — 2.8%
1,000	AMC Networks Inc., Cl. A†	66,340
350	Cable One Inc.	309,263
5,000	Cogeco Communications Inc.	250,455
80,733	Dish TV India Ltd., GDR†	58,136
10,000	Intelsat SA†	300,000
15,834	Liberty Global plc, Cl. A†	458,078
51,712	Liberty Global plc, Cl. C†	1,456,210
1,126	Liberty Latin America Ltd., Cl. A†	23,466
1,000	Rogers Communications Inc., Cl. B	51,410
90,000	Sky plc	2,028,232

		5,001,590

	Computer Software and Services — 1.1%
5,000	AVEVA Group plc	188,603
9,000	Blucora Inc.†	362,250
14,000	Carbonite Inc.†	499,100
500	Dell Technologies Inc., Cl. V†	48,560
9,000	Internap Corp.†	113,670
3,000	InterXion Holding NV†	201,900
4,000	Rocket Internet SE†	125,208
2,000	Twitter Inc.†	56,920
2,000	zooplus AG†	347,618

		1,943,829

	Consumer Products — 5.0%
2,400	Church & Dwight Co. Inc.	142,488
4,000	Coty Inc., Cl. A	50,240
200	dormakaba Holding AG	150,703
10,500	Edgewell Personal Care Co.†	485,415
6,400	Energizer Holdings Inc.	375,360
20,300	Hunter Douglas NV	1,527,290
300	L’Oreal SA	72,345
12,496	Marine Products Corp.	286,033

See accompanying notes to schedule of investments.

The Gabelli Global Small and Mid Cap Value Trust

Schedule of Investments (Continued) — September 30, 2018 (Unaudited)

Shares		Market Value
	COMMON STOCKS (Continued)
	Consumer Products (Continued)
10,000	Mattel Inc.†	$157,000
11,000	Nilfisk Holding A/S†	560,884
600	Nintendo Co. Ltd., ADR	27,279
1,500	Salvatore Ferragamo SpA	35,929
45,000	Scandinavian Tobacco Group A/S	690,109
6,000	Shiseido Co. Ltd.	464,654
4,000	SodaStream International Ltd.†	572,320
3,225	Spectrum Brands Holdings Inc.	240,972
63,000	Swedish Match AB	3,225,353

		9,064,374

	Consumer Services — 0.9%
110,000	AA plc	139,074
3,000	Allegion plc	271,710
17,500	Ashtead Group plc	555,871
15,000	MoneyGram International Inc.†	80,250
15,800	XO Group Inc.†	544,784

		1,591,689

	Diversified Industrial — 3.8%
18,000	Ampco-Pittsburgh Corp.†	106,200
3,000	Crane Co.	295,050
20,800	EnPro Industries Inc.	1,516,944
30,000	Greif Inc., Cl. A	1,609,800
14,000	Griffon Corp.	226,100
3,000	Haynes International Inc.	106,500
1,500	Jardine Matheson Holdings Ltd.	94,125
2,000	Jardine Strategic Holdings Ltd.	72,600
500	Moog Inc., Cl. A	42,985
24,200	Myers Industries Inc.	562,650
5,000	Raven Industries Inc.	228,750
5,000	Smiths Group plc	97,462
3,300	Sulzer AG	396,444
36,000	Toray Industries Inc.	270,428
13,000	Tredegar Corp.	281,450
5,000	Trinity Industries Inc.	183,200
12,000	Ultra Electronics Holdings plc	248,377
10,000	US Silica Holdings Inc.	188,300
16,500	Wartsila OYJ Abp	321,651

		6,849,016

	Educational Services — 0.0%
10,000	Universal Technical Institute Inc.†	26,600

	Electronics — 1.8%
7,000	Datalogic SpA	253,167
44,000	Sony Corp., ADR	2,668,600
25,000	Sparton Corp.†	360,750

		3,282,517

	Energy and Utilities: Electric — 0.8%
31,200	Algonquin Power & Utilities Corp.	322,713

Shares		Market Value
5,500	El Paso Electric Co.	$314,600
10,000	Evergy Inc.	549,200
7,500	Fortis Inc.	243,177

		1,429,690

	Energy and Utilities: Integrated — 0.7%
8,000	Avista Corp.	404,480
20,000	Estre Ambiental Inc.†	120,000
15,000	Hawaiian Electric Industries Inc.	533,850
85,000	Hera SpA	264,684

		1,323,014

	Energy and Utilities: Natural Gas — 0.9%
22,000	National Fuel Gas Co.	1,233,320
1,200	Southwest Gas Holdings Inc.	94,836
5,500	Whiting Petroleum Corp.†	291,720

		1,619,876

	Energy and Utilities: Services — 0.5%
7,000	Dril-Quip Inc.†	365,750
7,000	Forum Energy Technologies Inc.†	72,450
7,200	KLX Energy Services Holdings Inc.†	230,472
210,000	SD Standard Drilling plc†	38,446
99,000	Weatherford International plc†	268,290

		975,408

	Energy and Utilities: Water — 0.8%
60,600	Beijing Enterprises Water Group Ltd.	32,280
1,400	Consolidated Water Co. Ltd.	19,390
17,000	Mueller Water Products Inc., Cl. A	195,670
52,500	Severn Trent plc	1,265,250

		1,512,590

	Entertainment — 1.8%
36,000	Borussia Dortmund GmbH & Co. KGaA	320,798
95,000	Entertainment One Ltd.	511,639
3,000	Golden Entertainment Inc.†	72,030
10,000	Liberty Media Corp.- Liberty Braves, Cl. A†	272,800
17,000	Liberty Media Corp.- Liberty Braves, Cl. C†	463,250
6,000	Manchester United plc, Cl. A	135,000
476	Modern Times Group MTG AB, Cl. B	17,460
7,500	National CineMedia Inc.	79,425
5,000	Reading International Inc., Cl. A†	79,000
1,850	The Madison Square Garden Co, Cl. A†	583,342
11,000	Viacom Inc., Cl. B	371,360
13,000	Vivendi SA	334,626
66,666	Wow Unlimited Media Inc.†(b)	61,936

		3,302,666

	Environmental Services — 1.1%
20,000	Evoqua Water Technologies Corp.†	355,600
5,000	Stericycle Inc.†	293,400

See accompanying notes to schedule of investments.

The Gabelli Global Small and Mid Cap Value Trust

Schedule of Investments (Continued) — September 30, 2018 (Unaudited)

Shares		Market Value
	COMMON STOCKS (Continued)
	Environmental Services (Continued)
10,000	Tomra Systems ASA	$249,424
13,972	Waste Connections Inc.	1,114,546

		2,012,970

	Equipment and Supplies — 2.2%
2,400	A.O. Smith Corp.	128,088
17,000	Flowserve Corp.	929,730
13,500	Graco Inc.	625,590
19,000	Interpump Group SpA	622,090
36,000	Mueller Industries Inc.	1,043,280
7,200	Watts Water Technologies Inc., Cl. A	597,600

		3,946,378

	Financial Services — 4.7%
600	Alleghany Corp.	391,518
14,000	FCB Financial Holdings Inc., Cl. A†	663,600
53,000	FinecoBank Banca Fineco SpA	708,582
32,000	Flushing Financial Corp.	780,800
160,000	GAM Holding AG	1,136,336
1,000	Groupe Bruxelles Lambert SA	104,843
24,000	H&R Block Inc.	618,000
6,000	I3 Verticals Inc., Cl. A†	137,880
30,000	Kinnevik AB, Cl. A	923,217
55,000	Kinnevik AB, Cl. B	1,665,335
33,638	Oaktree Specialty Lending Corp.	166,844
20,000	Ocean Outdoor Ltd.†(a)	191,500
64,000	Resona Holdings Inc.	359,542
5,000	The Dun & Bradstreet Corp.	712,550

		8,560,547

	Food and Beverage — 15.1%
7,000	Britvic plc	71,394
3,000	Campbell Soup Co.	109,890
280	Chocoladefabriken Lindt & Spruengli AG	1,962,910
46,000	Chr. Hansen Holding A/S	4,669,542
6,000	Coca-Cola Amatil Ltd.	42,330
3,000	Coca-Cola HBC AG	102,174
110,000	Cott Corp.	1,776,500
336,000	Davide Campari-Milano SpA	2,861,475
6,000	Dean Foods Co.	42,600
1,400	Diageo plc, ADR	198,338
2,000	Fevertree Drinks plc	94,054
1,500	Fomento Economico Mexicano SAB de CV, ADR	148,455
1,000	Heineken Holding NV	90,562
5,000	Hostess Brands Inc.†	55,350
3,500	International Flavors & Fragrances Inc.	486,920
39,000	ITO EN Ltd.	1,729,977
600	J & J Snack Foods Corp.	90,534
11,000	Kameda Seika Co. Ltd.	517,955
10,000	Kerry Group plc, Cl. A	1,103,577
43,200	Kikkoman Corp.	2,570,252

Shares		Market Value
106,000	Maple Leaf Foods Inc.	$2,548,957
16,500	Massimo Zanetti Beverage Group SpA	134,484
18,000	Nomad Foods Ltd.†	364,680
147,000	Parmalat SpA	484,715
11,000	Post Holdings Inc.†	1,078,440
765,198	Premier Foods plc†	422,384
7,000	Remy Cointreau SA	911,888
1,800	Symrise AG	164,307
400	The J.M. Smucker Co.	41,044
9,000	Treasury Wine Estates Ltd.	113,784
1,000	TreeHouse Foods Inc.†	47,850
40,000	Tsingtao Brewery Co. Ltd., Cl. H	188,034
215,000	Vitasoy International Holdings Ltd.	733,296
16,000	Yakult Honsha Co. Ltd.	1,311,037

		27,269,689

	Health Care — 5.8%
7,500	Akorn Inc.†	97,350
1,500	Argenx SE, ADR†	113,760
3,500	athenahealth Inc.†	467,600
10,000	Bausch Health Cos. Inc.†	256,700
100	Bio-Rad Laboratories Inc., Cl. A†	31,299
150	Bio-Rad Laboratories Inc., Cl. B†	46,755
85,000	BioScrip Inc.†	263,500
4,000	BioTelemetry Inc.†	257,800
1,000	Cantel Medical Corp.	92,060
9,000	Cardiovascular Systems Inc.†	352,260
2,000	Charles River Laboratories International Inc.†	269,080
3,000	Draegerwerk AG & Co. KGaA	179,382
30,000	Electromed Inc.†	195,000
55,000	Endo International plc†	925,650
10,000	Envision Healthcare Corp.†	457,300
20,000	Evolent Health Inc., Cl. A†	568,000
4,000	Gerresheimer AG	337,865
500	ICU Medical Inc.†	141,375
4,000	Idorsia Ltd.†	100,754
5,000	iKang Healthcare Group Inc., ADR†	90,500
80,000	InfuSystems Holdings Inc.†	260,000
3,000	Integer Holdings Corp.†	248,850
6,300	K2M Group Holdings Inc.†	172,431
27,300	Kindred Healthcare Inc.†(a)	245,700
15,000	Lantheus Holdings Inc.†	224,250
8,000	LifePoint Health Inc.†	515,200
1,000	Ligand Pharmaceuticals Inc.†	274,490
6,802	Mazor Robotics Ltd., ADR†	396,693
4,000	Medivir AB, Cl. B†	21,806
12,500	NeoGenomics Inc.†	191,875
3,500	Nevro Corp.†	199,500
4,500	Orthofix Medical Inc.†	260,145
20,206	Osiris Therapeutics Inc.†	224,287
42,000	Patterson Cos. Inc.	1,026,900
4,000	SurModics Inc.†	298,600

See accompanying notes to schedule of investments.

The Gabelli Global Small and Mid Cap Value Trust

Schedule of Investments (Continued) — September 30, 2018 (Unaudited)

Shares		Market Value
	COMMON STOCKS (Continued)
	Health Care (Continued)
1,000	Teladoc Health Inc.†	$86,350
1,500	The Cooper Companies Inc.	415,725
1,000	Zoetis Inc.	91,560

		10,398,352

	Hotels and Gaming — 2.4%
2,000	Eldorado Resorts Inc.†	97,200
12,000	Full House Resorts Inc.†	34,560
26,000	International Game Technology plc	513,500
866,250	Mandarin Oriental International Ltd.	1,775,813
17,000	MGM Resorts International	474,470
8,000	Ryman Hospitality Properties Inc., REIT	689,360
260,000	The Hongkong & Shanghai Hotels Ltd.	364,010
3,500	Wynn Resorts Ltd.	444,710

		4,393,623

	Machinery — 3.6%
7,444	Astec Industries Inc.	375,252
300	Bucher Industries AG	96,352
170,031	CNH Industrial NV, Borsa Italiana	2,043,238
235,000	CNH Industrial NV, New York	2,822,350
2,000	Twin Disc Inc.†	46,080
13,000	Xylem Inc.	1,038,310

		6,421,582

	Manufactured Housing and Recreational Vehicles — 0.3%
2,000	Cavco Industries Inc.†	506,000

	Media — 0.9%
40,000	Tribune Media Co., Cl. A	1,537,200

	Metals and Mining — 0.3%
3,000	Allegheny Technologies Inc.†	88,650
26,000	Cameco Corp.	296,400
10,000	TimkenSteel Corp.†	148,700

		533,750

	Paper and Forest Products — 0.7%
37,713	KapStone Paper and Packaging Corp.	1,278,848

	Publishing — 0.6%
1,250	Graham Holdings Co., Cl. B	724,125
2,000	Meredith Corp.	102,100
18,000	The E.W. Scripps Co., Cl. A	297,000

		1,123,225

	Real Estate — 0.6%
11,001	Griffin Industrial Realty Inc.	429,039
16,000	LaSalle Hotel Properties, REIT	553,440

		982,479

Shares		Market Value
	Retail — 2.8%
2,000	Aaron’s Inc.	$108,920
7,500	AutoNation Inc.†	311,625
9,500	Avis Budget Group Inc.†	305,330
100	Biglari Holdings Inc., Cl. A†	92,200
300	Biglari Holdings Inc., Cl. B†	54,405
1,000	Casey’s General Stores Inc.	129,110
2,900	Fnac Darty†	228,791
75,900	Hertz Global Holdings Inc.†	1,239,447
5,000	Macy’s Inc.	173,650
14,000	MarineMax Inc.†	297,500
3,000	Movado Group Inc.	125,700
1,200	Murphy USA Inc.†	102,552
4,000	Penske Automotive Group Inc.	189,560
4,000	PetIQ Inc.†	157,240
6,000	Rush Enterprises Inc., Cl. B	239,340
2,000	Sally Beauty Holdings Inc.†	36,780
15,000	Sonic Corp.	650,100
400,000	Sun Art Retail Group Ltd.	520,161
6,000	United Natural Foods Inc.†	179,700

		5,142,111

	Specialty Chemicals — 2.1%
8,500	Ashland Global Holdings Inc.	712,810
8,000	H.B. Fuller Co.	413,360
15,000	Huntsman Corp.	408,450
80,000	Platform Specialty Products Corp.†	997,600
5,000	Sensient Technologies Corp.	382,550
12,000	SGL Carbon SE†	131,315
3,500	T Hasegawa Co Ltd.	72,452
2,000	Takasago International Corp.	73,226
700	Treatt plc	4,407
30,021	Valvoline Inc.	645,752

		3,841,922

	Telecommunications — 1.4%
800	BCE Inc.	32,416
43,000	Communications Systems Inc.	120,400
14,000	Gogo Inc.†	72,660
6,000	Harris Corp.	1,015,260
6,000	Hellenic Telecommunications Organization SA, ADR	36,540
8,500	Loral Space & Communications Inc.†	385,900
100,000	Pharol SGPS SA†	20,551
33,000	Telekom Austria AG	255,558
30,000	Vodafone Group plc, ADR	651,000

		2,590,285

	Transportation — 0.8%
17,500	Fortress Transportation & Infrastructure
	Investors LLC	318,150
12,500	GATX Corp.	1,082,375

See accompanying notes to schedule of investments.

The Gabelli Global Small and Mid Cap Value Trust

Schedule of Investments (Continued) — September 30, 2018 (Unaudited)

Shares		Market Value
	COMMON STOCKS (Continued)
	Transportation (Continued)
5,300	Viking Supply Ships AB†	$124,548

		1,525,073

	Wireless Communications — 2.4%
64,500	Millicom International Cellular SA, SDR	3,704,936
13,000	United States Cellular Corp.†	582,140

		4,287,076

	TOTAL COMMON STOCKS	152,680,814

	CLOSED-END FUNDS — 0.1%
25,000	MVC Capital Inc.	241,250

	PREFERRED STOCKS — 0.2%
	Financial Services — 0.2%
18,200	The Phoenix Companies Inc., 7.450%, 01/15/32	341,832

	RIGHTS — 0.0%
	Health Care — 0.0%
1,500	Tobira Therapeutics Inc.†(a)	90

Principal Amount
	U.S. GOVERNMENT OBLIGATIONS — 15.3%
$27,792,000	U.S. Treasury Bills, 1.923% to 2.235%††, 10/04/18 to 02/28/19	27,674,007

	TOTAL INVESTMENTS — 100.0% (Cost $150,229,491)	$180,937,993

(a)	Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.
(b)

Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. This security may be resold in transactions exempt from registration, normally to qualified institutional buyers. At September 30, 2018, the market value of the Rule 144A security amounted to $61,936 or 0.03% of total investments.

†	Non-income producing security.
††	Represents annualized yields at dates of purchase.
ADR	American Depositary Receipt
REIT	Real Estate Investment Trust
SDR	Swedish Depositary Receipt

Geographic Diversification	% of Total Investments	Market Value
United States	58.9%	$106,649,922
Europe	29.8	53,887,857
Japan	5.6	10,065,402
Canada	2.9	5,249,331
Asia/Pacific	2.3	4,085,070
Latin America	0.5	961,965
Africa/Middle East	0.0*	38,446
Total Investments	100.0%	$180,937,993

*     Amount represents less than 0.05%.

See accompanying notes to schedule of investments.

The Gabelli Global Small and Mid Cap Value Trust

Notes to Schedule of Investments (Unaudited)

As an investment company, the Fund follows the investment company accounting and reporting guidance, which is part of U.S. generally accepted accounting principles (GAAP) that may require the use of management estimates and assumptions in the preparation of its schedule of investments. Actual results could differ from those estimates. The following is a summary of significant accounting policies followed by the Fund in the preparation of its schedule of investments.

Security Valuation. Portfolio securities listed or traded on a nationally recognized securities exchange or traded in the U.S. over-the-counter market for which market quotations are readily available are valued at the last quoted sale price or a market’s official closing price as of the close of business on the day the securities are being valued. If there were no sales that day, the security is valued at the average of the closing bid and asked prices or, if there were no asked prices quoted on that day, then the security is valued at the closing bid price on that day. If no bid or asked prices are quoted on such day, the security is valued at the most recently available price or, if the Board of Trustees (the Board) so determines, by such other method as the Board shall determine in good faith to reflect its fair market value. Portfolio securities traded on more than one national securities exchange or market are valued according to the broadest and most representative market, as determined by Gabelli Funds, LLC (the Adviser).

Portfolio securities primarily traded on a foreign market are generally valued at the preceding closing values of such securities on the relevant market, but may be fair valued pursuant to procedures established by the Board if market conditions change significantly after the close of the foreign market, but prior to the close of business on the day the securities are being valued. Debt obligations for which market quotations are readily available are valued at the average of the latest bid and asked prices. If there were no asked prices quoted on such day, the security is valued using the closing bid price, unless the Board determines such amount does not reflect the securities’ fair value, in which case these securities will be fair valued as determined by the Board. Certain securities are valued principally using dealer quotations. Futures contracts are valued at the closing settlement price of the exchange or board of trade on which the applicable contract is traded. OTC futures and options on futures for which market quotations are readily available will be valued by quotations received from a pricing service or, if no quotations are available from a pricing service, by quotations obtained from one or more dealers in the instrument in question by the Adviser.

Securities and assets for which market quotations are not readily available are fair valued as determined by the Board. Fair valuation methodologies and procedures may include, but are not limited to: analysis and review of available financial and non-financial information about the company; comparisons with the valuation and changes in valuation of similar securities, including a comparison of foreign securities with the equivalent U.S. dollar value American Depositary Receipt securities at the close of the U.S. exchange; and evaluation of any other information that could be indicative of the value of the security.

The inputs and valuation techniques used to measure fair value of the Fund’s investments are summarized into three levels as described in the hierarchy below:

●	Level 1 — quoted prices in active markets for identical securities;

●	Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.); and

●	Level 3 — significant unobservable inputs (including the Board’s determinations as to the fair value of investments).

The Gabelli Global Small and Mid Cap Value Trust

Notes to Schedule of Investments (Unaudited) (Continued)

A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input both individually and in the aggregate that is significant to the fair value measurement. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The summary of the Fund’s investments in securities by inputs used to value the Fund’s investments as of September 30, 2018 is as follows:

	Valuation Inputs
	Level 1 Quoted Prices	Level 2 Other Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Total Market Value at 9/30/18
INVESTMENTS IN SECURITIES:
ASSETS (Market Value):
Common Stocks:
Automotive: Parts and Accessories	$ 3,515,360	—	$500,000	$ 4,015,360
Consumer Products	7,537,084	$ 1,527,290	—	9,064,374
Financial Services	8,369,047	—	191,500	8,560,547
Health Care	10,105,897	46,755	245,700	10,398,352
Other Industries (a)	120,642,181	—	—	120,642,181
Total Common Stocks	150,169,569	1,574,045	937,200	152,680,814
Closed-End Funds(a)	241,250	—	—	241,250
Preferred Stock(a)	—	341,832	—	341,832
Rights (a)	—	—	90	90
U.S. Government Obligations	—	27,674,007	—	27,674,007
TOTAL INVESTMENTS IN SECURITIES – ASSETS	$150,410,819	$29,589,884	$937,290	$180,937,993

(a)	Please refer to the Schedule of Investments for the industry classifications of these portfolio holdings.

Additional Information to Evaluate Qualitative Information.

General. The Fund uses recognized industry pricing services – approved by the Board and unaffiliated with the Adviser – to value most of its securities, and uses broker quotes provided by market makers of securities not valued by these and other recognized pricing sources. Several different pricing feeds are received to value domestic equity securities, international equity securities, preferred equity securities, and fixed income securities. The data within these feeds are ultimately sourced from major stock exchanges and trading systems where these securities trade. The prices supplied by external sources are checked by obtaining quotations or actual transaction prices from market participants. If a price obtained from the pricing source is deemed unreliable, prices will be sought from another pricing service or from a broker/dealer that trades that security or similar securities.

Fair Valuation. Fair valued securities may be common or preferred equities, warrants, options, rights, or fixed income obligations. Where appropriate, Level 3 securities are those for which market quotations are not available, such as securities not traded for several days, or for which current bids are not available, or which are restricted as to transfer. When fair valuing a security, factors to consider include recent prices of comparable securities that are publicly traded, reliable prices of securities not publicly traded, the use of valuation models, current analyst reports, valuing the income or cash flow of the issuer, or cost if the preceding factors do not apply. A significant change in the unobservable inputs could result in a lower or higher value in Level 3 securities. The circumstances of Level 3 securities are frequently monitored to determine if fair valuation measures continue to apply.

The Gabelli Global Small and Mid Cap Value Trust

Notes to Schedule of Investments (Unaudited) (Continued)

The Adviser reports quarterly to the Board the results of the application of fair valuation policies and procedures. These may include backtesting the prices realized in subsequent trades of these fair valued securities to fair values previously recognized.

Investments in Other Investment Companies. The Fund may invest, from time to time, in shares of other investment companies (or entities that would be considered investment companies but are excluded from the definition pursuant to certain exceptions under the 1940 Act) (the Acquired Funds) in accordance with the 1940 Act and related rules. Shareholders in the Fund would bear the pro rata portion of the periodic expenses of the Acquired Funds in addition to the Fund’s expenses. At September 30, 2018, the Fund’s pro rata portion of the periodic expenses charged by the Acquired Funds was approximately 2 basis points.

Foreign Currency Translations. The books and records of the Fund are maintained in U.S. dollars. Foreign currencies, investments, and other assets and liabilities are translated into U.S. dollars at current exchange rates. Purchases and sales of investment securities, income, and expenses are translated at the exchange rate prevailing on the respective dates of such transactions. Unrealized gains and losses that result from changes in foreign exchange rates and/or changes in market prices of securities have been included in unrealized appreciation/depreciation on investments and foreign currency translations. Net realized foreign currency gains and losses resulting from changes in exchange rates include foreign currency gains and losses between trade date and settlement date on investment securities transactions, foreign currency transactions, and the difference between the amounts of interest and dividends recorded on the books of the Fund and the amounts actually received. The portion of foreign currency gains and losses related to fluctuation in exchange rates between the initial purchase trade date and subsequent sale trade date is included in realized gain/(loss) on investments.

Foreign Securities. The Fund may directly purchase securities of foreign issuers. Investing in securities of foreign issuers involves special risks not typically associated with investing in securities of U.S. issuers. The risks include possible revaluation of currencies, the inability to repatriate funds, less complete financial information about companies, and possible future adverse political and economic developments. Moreover, securities of many foreign issuers and their markets may be less liquid and their prices more volatile than securities of comparable U.S. issuers.

Foreign Taxes. The Fund may be subject to foreign taxes on income, gains on investments, or currency repatriation, a portion of which may be recoverable. The Fund will accrue such taxes and recoveries as applicable, based upon its current interpretation of tax rules and regulations that exist in the markets in which it invests.

Tax Information. The Fund intends to continue to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended.

THE GABELLI GLOBAL SMALL AND MID CAP VALUE TRUST

One Corporate Center

Rye, NY 10580-1422

Portfolio Management Team Biographies

Mario J. Gabelli, CFA, is Chairman, Chief Executive Officer, and Chief Investment Officer - Value Portfolios of GAMCO Investors, Inc. that he founded in 1977, and Chief Investment Officer - Value Portfolios of Gabelli Funds, LLC and GAMCO Asset Management Inc. He is also Executive Chairman of Associated Capital Group, Inc. Mr. Gabelli is a summa cum laude graduate of Fordham University and holds an MBA degree from Columbia Business School and Honorary Doctorates from Fordham University and Roger Williams University.

Christopher J. Marangi joined Gabelli in 2003 as a research analyst. Currently he is a Managing Director and Co-Chief Investment Officer for GAMCO Investors, Inc.’s Value team. In addition, he serves as a portfolio manager of Gabelli Funds, LLC and manages several funds within the Gabelli/GAMCO Fund Complex. Mr. Marangi graduated magna cum laude and Phi Beta Kappa with a BA in Political Economy from Williams College and holds an MBA degree with honors from Columbia Business School.

Kevin V. Dreyer joined Gabelli in 2005 as a research analyst covering companies within the consumer sector. Currently he is a Managing Director and Co-Chief Investment Officer for GAMCO Investors, Inc.’s Value team. In addition, he serves as a portfolio manager of Gabelli Funds, LLC and manages several funds within the Gabelli/GAMCO Fund Complex. Mr. Dreyer received a BSE from the University of Pennsylvania and an MBA degree from Columbia Business School.

Jeffrey J. Jonas, CFA, joined Gabelli in 2003 as a research analyst focusing on companies across the healthcare industry. In 2006, he began serving as a portfolio manager of Gabelli Funds, LLC and manages several funds within the Gabelli/GAMCO Fund Complex. Mr. Jonas was a Presidential Scholar at Boston College, where he received a BS in Finance and Management Information Systems.

We have separated the portfolio managers’ commentary from the financial statements and investment portfolio due to corporate governance regulations stipulated by the Sarbanes-Oxley Act of 2002. We have done this to ensure that the content of the portfolio managers’ commentary is unrestricted. Both the commentary and the financial statements, including the portfolio of investments, will be available on our website at www.gabelli.com.

The Net Asset Value per share appears in the Publicly Traded Funds column, under the heading “World Equity Funds,” in Monday’s The Wall Street Journal. It is also listed in Barron’s Mutual Funds/Closed End Funds section under the heading “World Equity Funds.”

The Net Asset Value per share may be obtained each day by calling (914) 921-5070 or visiting www.gabelli.com.

The NASDAQ symbol for the Net Asset Value is “XGGZX.”

Notice is hereby given in accordance with Section 23(c) of the Investment Company Act of 1940, as amended, that the Fund may from time to time purchase its common shares in the open market when the Fund’s shares are trading at a discount of 7.5% or more from the net asset value of the shares. The Fund may also, from time to time, purchase its preferred shares in the open market when the preferred shares are trading at a discount to the liquidation value.

THE GABELLI GLOBAL SMALL AND MID CAP VALUE TRUST
One Corporate Center
Rye, NY 10580-1422 t 800-GABELLI (800-422-3554) f 914-921-5118 e info@gabelli.com

GABELLI.COM

TRUSTEES	OFFICERS

Mario J. Gabelli, CFA

Chairman and

Chief Executive Officer,

GAMCO Investors, Inc.

Executive Chairman,

Associated Capital Group Inc.

John Birch

Partner,

The Cardinal Partners Global

Anthony J. Colavita

President,

Anthony J. Colavita, P.C.

James P. Conn

Former Managing Director &

Chief Investment Officer,

Financial Security Assurance

Holdings Ltd.

Kevin V. Dreyer

Managing Director,

GAMCO Investors, Inc.

Frank J. Fahrenkopf, Jr.

Former President &

Chief Executive Officer,

American Gaming Association

Kuni Nakamura

President,

Advanced Polymer, Inc.

Salvatore J. Zizza

Chairman,

Zizza & Associates Corp.

Bruce N. Alpert

President

John C. Ball

Treasurer

Agnes Mullady

Vice President

Andrea R. Mango

Secretary & Vice President

Richard J. Walz

Chief Compliance Officer

Camillo Schmidt-Chiari

Assistant Vice President &

Ombudsman

INVESTMENT ADVISER

Gabelli Funds, LLC

One Corporate Center

Rye, New York 10580-1422

CUSTODIAN

State Street Bank and Trust

Company

COUNSEL

Skadden, Arps, Slate, Meagher &

Flom LLP

TRANSFER AGENT AND

REGISTRAR

Computershare Trust Company, N.A.

GGZ Q3/2018

Item 2. Controls and Procedures.

(a)

The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).

(b)

There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d))) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	The Gabelli Global Small and Mid Cap Value Trust

By (Signature and Title)*	/s/ Bruce N. Alpert
Bruce N. Alpert, Principal Executive Officer

Date	11/16/2018

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ Bruce N. Alpert
Bruce N. Alpert, Principal Executive Officer

Date	11/16/2018

By (Signature and Title)*	/s/ John C. Ball
John C. Ball, Principal Financial Officer and Treasurer

Date	11/16/2018

* Print the name and title of each signing officer under his or her signature.